Revenue Recognition (Details) - Schedule of revenue recognition pattern - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 11,186	$ 4,028	$ 21,628	$ 16,046	$ 21,197	$ 13,017
Over time revenue [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	5,251	3,611	13,852	10,513	15,210	10,757
Point-in-time [Member]
Revenue Recognition (Details) - Schedule of revenue recognition pattern [Line Items]
Total	$ 5,935	$ 417	$ 7,776	$ 5,533	$ 5,987	$ 2,260